CONCENTRATIONS AND RISKS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Concentration Risk [Line Items]
Maximum potential loss of accounts receivable
Deposits and other receivables			$ 1,749,619
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	22.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Single Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers One [Member]
Concentration Risk [Line Items]
Concentration risk percentage			20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage			13.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%		19.00%
Cost of Revenues [Member] | Customer Concentration Risk [Member] | One Single Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Cost of Revenues [Member] | Customer Concentration Risk [Member] | Single Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	24.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		10.00%